Derivative Instruments	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
10.           DERIVATIVE INSTRUMENTS

The Company evaluates and accounts for derivatives conversion options embedded in its convertible and freestanding instruments in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities, or ASC 815.

The Company issued warrants to UTA Capital per the terms of a note payable in 2010, which were outstanding through August 2012, at which point the Company and the lender settled the debt and the warrants.

The terms of the warrants, among others, provided that the number of shares issuable upon exercise of the warrants amounted to 16% of the Company’s fully-diluted outstanding common shares and common share equivalents, whether the common share equivalents were fully vested and exercisable or not, and the exercise price, which was initially at $18.75 per common share underlying the warrants, was reset at the lowest effective price per share in the Company’s subsequent financings.   The Company reset the exercise price of the warrants in the third amendment to the loan agreement in December 2011. This amendment was accounted for as a loan modification.  The adjustment of the warrant was valued under the Black-Scholes Option Valuation Method at $4,611 and recorded as a debt discount and derivative liability.

The Company issued warrants to the lender under its term loan agreement in 2012. The Company also issued warrants in connection with the issuance of its Series E Preferred Stock in 2012.  The warrants were outstanding at December 31, 2012.

The terms of the warrants issued to the lender in 2012 originally entitled the lender to purchase a number of shares of common stock equal to 10% of the fully-diluted shares of the common stock of the Company on the date on which such warrants first became exercisable, which was December 6, 2012.  The warrants were amended on November 13, 2012 in connection with the execution of the first amendment to the MidMarket Loan Agreement.  At that time, the number of shares issuable upon exercise of the warrants was increased from the right to purchase 10% of the fully-diluted shares of the Company to the right to purchase 11.5% of the fully-diluted shares of the Company.  Pursuant to the second amendment to the MidMarket Loan Agreement dated March 22, 2013, the aggregate number of shares of common stock issuable upon exercise of such warrants was set at 749,542 shares.  The warrants have an exercise price of $1.25 per share, subject to adjustment as set forth in the warrants, and will expire on September 17, 2014, but are subject to extension until certain financial performance targets are met.  The warrants also have anti-dilution rights in connection with the exercise price.  The fair value of the anti-dilution rights is immaterial.  If the Company issues stock, warrants or options at a price below the $1.25 per share exercise price of the warrants, the exercise price of the warrants resets to the lower price upon the second amendment to the Mid Market Loan Agreement, the anti-dilution rights were cancelled.  The warrants meet the criteria to be classified as liabilities in accordance with ASC 480 because there is a put feature in the warrants that requires the Company to repurchase the warrants under certain circumstances. The derivative liability associated with this debt will be revalued each reporting period and the increase or decrease will be recorded to the consolidated statement of operations under the caption "change in fair value of derivative instruments."

On September 17, 2012, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $193,944.  The amount was recorded as a debt discount and is being amortized over the life of the related term loan.  The amount of the derivative liability was computed by using the Black Scholes Option Valuation Method to determine the value of the warrants issued.  The Company used the following assumptions to determine the fair value of the warrants at the original measurement date of September 17, 2012 and at December 31, 2012. The underlying security price (fair value of shares of common stock) was $0.0018 and $0.0017 at September 17, 2012 and December 31, 2012, respectively. The exercise price at each date was $1.25 based on the terms set forth in the warrant.  The historical volatility was estimated at 109% and 112%, respectively, based on historically volatility of other public comparisons. The selected term was 2 years and 1.7 years, respectively, which correlates to the time to expiration.  The risk free rate was estimated at 0.23% and 0.25%, respectively, based on the 2-year treasury rate which was closest to the selected term at each date.  At March 31, 2013 and December 31, 2012, the number of shares of common stock issuable upon exercise of the warrants was 749,542 and 6,007,529, respectively.

The terms of the warrants issued to the holders of Series E Preferred Stock provide that, among other things, the number of shares of common stock issuable upon exercise of such warrants amounts to 4.99% of the Company’s fully-diluted outstanding common shares and common share equivalents, whether the common share equivalents are fully vested and exercisable or not, and that the exercise price of such warrants is $125 per share of common stock, subject to adjustment.

The warrants provide for variability involving the effective amount of common share equivalents issued in future equity offerings of equity-linked financial instruments.  Additionally, the warrants do not contain an exercise contingency.  Accordingly, the settlement of the warrants would not equal the difference between the fair value of a fixed number of shares of the Company’s common stock and a fixed stock price.  Accordingly, they are not indexed to the Company’s stock price.  The Company accounts for such variability associated with its warrants as derivative liabilities.

The warrants issued to the holders of Series E Preferred Stock do not meet the criteria to be classified as equity in accordance with ASC 815-40-15-7D and should be classified as derivative liabilities at fair value and should be marked to market since they are not considered indexed to the issuer’s stock. At December 31, 2012, the value of the derivative liability for the warrants was minimal and therefore no amount was recorded by the Company.

In determining the fair value of the warrants, the Company used the imputed value of common stock using the Option Pricing method of $0.0017 and $0.2075 on December 31, 2012 and March 31, 2013, respectively.

The fair value of derivatives at each measurement date was calculated using the Black-Scholes option pricing model with the following factors, assumptions and methodologies:

	March 31,	Year Ended December 31,
	2013	2012	2011

Implied fair value of Company’s common stock	$0.2075-9.00	$0.68755-10.00	$0.6875-10.00
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	109-112%	56.78-112%	56.78-112%
Exercise price	$1.25-125.00	$0.2375 – 2.50	$0.2375 – 2.50
Estimated life	1.5 years	1.75 years	1.5-4 years
Risk free interest rate (based on 1-year treasury rate)	0.0260 - 0.12%	0.0266-0.12%	0.06-0.12%

A summary of the transactions related to the derivative liability for the three months ended March 31, 2013 and the years ended December 31, 2012 and 2011 is as follows:

Derivative liability at January 1, 2010	$459,897
Decrease in fair value of derivative liability,
recognized as other income	(421,340)
Derivative liability at December 31, 2011	$38,557
Fair value of derivative
at issuance, recognized as debt discount	$193,944
Decrease in fair value of derivative liability,
recognized as other income	(198,908)
Derivative liability at December 31, 2012	$33,593
Decrease in fair value of derivative liability,
recognized as other income	(15,629)
Derivative liability at March 31, 2013	$17,964